FINANCE LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASE OBLIGATIONS
9. FINANCE LEASE OBLIGATIONS

Finance Lease Obligations

The Company finances certain property and equipment using finance leases. These leases range from one to five years. The finance lease obligations represent the present value of the minimum lease payments, net of imputed interest. The finance lease obligations are secured by the underlying leased assets. Leases are payable in monthly installments ranging from $354 to $10,813 including interest, ranging from 3.6% to 13.2% per annum.

Future minimum lease payments, including principal and interest, under the finance leases for subsequent years are as follows:

Year ended
Remainder of 2020	$162,958
2021	150,062
2022	131,380
2023	118,341
2024	63,340

Total	626,081
Less: interest	(98,243)
Present value of net minimum lease payments	527,838

Short term	124,231
Long term total	$403,607

Lease payments for the three and nine months ended September 30, 2020 and 2019 aggregated approximately $52,385 and $199,047 and $123,111 and $386,385, respectively.

The finance lease obligations are secured by underlying leased assets with a net book value of approximately $548,153 and $125,553 as of September 30, 2020 and December 31, 2019, respectively.

Operating Lease

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option will result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term for an additional four to five years. The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.

The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular currency environment. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date.

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of September 30, 2020 are:

Weighted average remaining lease term	50	Months
Weighted average incremental borrowing rate	5.0%

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized in the unaudited condensed consolidated balance sheet as of September 30, 2020:

Remainder of 2020	$31,617
2021	105,615
2022	129,392
2023	131,859
2024	120,871
Total undiscounted future minimum lease payments	519,354
Less: Imputed interest	(51,489)
Present value of operating lease obligation	$467,865

The Company has one leased facility which is office, manufacturing, and warehouse space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases. Therefore, all lease and non-lease components are combined and accounted for as single lease component.

For the three and nine months ended September 30, 2020, the components of lease expense, included in cost of services and general and administrative expenses and the related interest expense in the consolidated statements of operations income, are as follows:

	Three months ended September 30, 2020	Nine months ended September 30, 2020
Operating lease cost:
Operating lease cost	$30,946	$92,840
Finance lease cost:
Amortization of financed lease assets	$39,104	$127,466
Interest expense	11,375	18,768
Total lease cost	$50,479	$146,234

Finance Lease Obligations

The Company finances certain property and equipment using finance leases. These leases range from one to five years. The finance lease obligations represent the present value of the minimum lease payments, net of imputed interest. The finance lease obligations are secured by the underlying leased assets. Leases are payable in monthly installments ranging from $225 to $15,530 including interest, ranging from 3.6% to 55.9% per annum.

Future minimum lease payments, including principal and interest, under the finance leases for subsequent years are as follows:

Year ended
2020	$140,905
2021	20,701
2022	4,082
Total	165,688
Less: interest	(9,150)
Present value of net minimum lease payments	156,538
Short term	129,532
Long term total	$27,006

Lease payments for the years ended December 31, 2019 and 2018 aggregated approximately $494,691 and $650,620, respectively.

The finance lease obligations are secured by underlying leased assets with a net book value of approximately $125,553 and $450,834 as of December 31, 2019 and December 31, 2018, respectively.

Operating Lease

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option will result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term for an additional four to five years. The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.

The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular currency environment. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date.

During September 2019, the Company entered into a new lease for a Texas facility that commenced on October 1, 2019 and recorded a right of use asset and corresponding lease liability. Lease expense was $30,945 for the year ended December 31, 2019. Lease expense for the year ended December 31, 2019 includes $63,497 related to month to month lease expense and leases that expire in one year or less.

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of December 31, 2019 are:

Weighted average remaining lease term	59 Months
Weighted average incremental borrowing rate	5.0%

For the year ended December 31, 2019, the components of lease expense, included in general and administrative expenses and interest expense in the consolidated statements of operations income, are as follows:

Operating lease cost:
Operating lease cost	$23,000
Finance lease cost:
Amortization of ROU assets	$446,877
Interest expense	30,938
Total lease cost	$500,812

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized in the consolidated balance sheet as of December 31, 2019:

2020	$124,452
2021	127,143
2022	129,841
2023	131,859
2024	98,894
Total undiscounted future minimum lease payments	612,189
Less: Imputed interest	(75,435)
Present value of operating lease obligation	536,754

The Company has one leased facility which is office, manufacturing and warehouse space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases. Therefore, all lease and non-lease components are combined and accounted for as single lease component.